Schedule of Investments
March 31, 2022
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 03/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/22	Value 03/31/22
Alternative Funds–17.40%
Invesco Global Real Estate Income Fund, Class R6	7.42%	$41,034,793	$224,646	$—	$(1,758,431)	$—	$224,646	4,123,278	$39,501,008
Invesco Multi-Asset Income Fund, Class R6	9.98%	55,614,278	852,382	—	(3,379,461)	—	852,382	5,801,880	53,087,199
Total Alternative Funds		96,649,071	1,077,028	—	(5,137,892)	—	1,077,028		92,588,207
Domestic Equity Funds–17.26%
Invesco Dividend Income Fund, Class R6	5.87%	31,946,296	168,845	(1,809,987)	822,570	103,923	168,845	1,182,569	31,231,647
Invesco S&P 500® Enhanced Value ETF	4.98%	27,368,941	—	(1,084,650)	11,405	242,047	138,728	592,096	26,537,743
Invesco S&P 500® High Dividend Low Volatility ETF(b)	6.41%	35,582,790	—	(2,923,388)	1,214,983	235,831	316,905	722,522	34,110,216
Total Domestic Equity Funds		94,898,027	168,845	(5,818,025)	2,048,958	581,801	624,478		91,879,606
Fixed Income Funds–58.00%
Invesco Core Plus Bond Fund, Class R6	12.30%	68,716,297	1,837,838	—	(5,058,896)	—	412,019	6,396,020	65,495,239
Invesco Corporate Bond Fund, Class R6	2.40%	13,871,716	110,845	—	(1,184,578)	—	120,363	1,833,522	12,797,983
Invesco Fundamental High Yield® Corporate Bond ETF	6.63%	37,307,510	—	—	(2,017,142)	—	278,942	1,921,087	35,290,368
Invesco Income Fund, Class R6	5.96%	32,883,295	267,235	(195,512)	(1,247,276)	(7,626)	267,236	4,187,598	31,700,116
Invesco International Bond Fund, Class R6	5.46%	30,762,705	227,373	—	(1,934,914)	—	227,373	6,078,486	29,055,164
Invesco Master Loan Fund, Class R6	9.37%	49,377,632	561,133	—	(80,103)	—	551,783	3,106,478	49,858,662
Invesco Taxable Municipal Bond ETF(b)	11.49%	65,514,262	2,356,425	—	(6,719,630)	—	428,150	2,061,040	61,151,057
Invesco Variable Rate Preferred ETF(b)	4.39%	24,787,866	—	—	(1,415,356)	—	273,412	956,322	23,372,510
Total Fixed Income Funds		323,221,283	5,360,849	(195,512)	(19,657,895)	(7,626)	2,559,278		308,721,099
Foreign Equity Funds–6.97%
Invesco S&P International Developed Low Volatility ETF	6.97%	38,793,366	—	(727,967)	(942,598)	(3,267)	281,317	1,192,021	37,119,534
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)	0.14%	1,707,412	4,768,424	(5,722,554)	—	—	39	753,282	753,282
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)	0.11%	1,249,536	3,406,017	(4,087,537)	(8)	(268)	73	567,910	567,740
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)	0.16%	1,951,328	5,449,627	(6,540,061)	—	—	73	860,894	860,894
Total Money Market Funds		4,908,276	13,624,068	(16,350,152)	(8)	(268)	185		2,181,916
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $499,157,043)	100.04%	558,470,023	20,230,790	(23,091,656)	(23,689,435)	570,640	4,542,286		532,490,362

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.33%
Invesco Private Government Fund, 0.31%(c)(d)	1.00%	1,554,594	42,023,441	(38,255,365)	—	—	1,176(e)	5,322,670	5,322,670
Invesco Private Prime Fund, 0.34%(c)(d)	2.33%	3,627,386	93,359,458	(84,565,121)	813	(2,973)	2,934(e)	12,420,805	12,419,563
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,741,420)	3.33%	5,181,980	135,382,899	(122,820,486)	813	(2,973)	4,110		17,742,233
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $516,898,463)	103.37%	$563,652,003	$155,613,689	$(145,912,142)	$(23,688,622)	$567,667	$4,546,396		$550,232,595
OTHER ASSETS LESS LIABILITIES	(3.37)%								(17,948,613)
NET ASSETS	100.00%								$532,283,982
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$530,308,446	$—	$—	$530,308,446
Money Market Funds	2,181,916	17,742,233	—	19,924,149
Total Investments	$532,490,362	$17,742,233	$—	$550,232,595
Invesco Income Allocation Fund